Subordinated Debt	12 Months Ended
Dec. 31, 2024
Subordinated liabilities [abstract]
Subordinated Debt
18.
Subordinated debt

	Currency	Maturity date	Nominal interest rate, %	2023	2024

Third bond program – fourth issue	KZT	June 2025	10.7%	62,274	62,278
Debt component of preference shares	KZT	n/a	n/a	95	138

Total subordinated debt				62,369	62,416

The debt component of preference shares relates to subsidiary Kaspi Bank JSC, and is held by the non-controlling interest. As at 31 December 2023 and 2024, accrued interest of KZT 3,179 million and KZT 3,179 million, respectively, was included in subordinated debt.

All subordinated debt are recorded at amortized cost as at 31 December 2023 and 2024. The above liabilities are subordinated to the claims of depositors and other creditors of the issuer in the event of liquidation. The Group did not have any defaults or other breaches with respect to its subordinated debt as at 31 December 2023 and 2024.

Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Non-cash changes
	1 January 2023	Financing cash flows	Foreign exchange movement	Financing cash flows	2023

Debt securities issued	140,378	(41,261)	-	351	99,468
Subordinated debt	67,608	(5,300)	-	61	62,369

			Non-cash changes
	1 January 2024	Financing cash flows	Foreign exchange movement	Changes in amortized cost	2024

Debt securities issued	99,468	(48,769)	-	351	51,050
Subordinated debt	62,369	-	-	47	62,416